AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 20, 2017.

Securities Act File No. 033-79708

Investment Company Act File No. 811-08542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

|X| REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]	Pre-Effective Amendment No.____

[X]	Post-Effective Amendment No. 90

and/or

|X| REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

|X|	Amendment No. 92

THE SARATOGA ADVANTAGE TRUST

(a Delaware business trust)

(Exact Name of Registrant as Specified in Charter)

1616 N. LITCHFIELD ROAD, SUITE 165

GOODYEAR, ARIZONA 85395

(Address of Principal Executive Offices)(Zip Code)

(623) 266-4567

(Registrant's Telephone Number, Including Area Code)

STUART M. STRAUSS, ESQ.

DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036-6797

(Name and Address of Agent for Service)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)
______	on [date] pursuant to paragraph (b)
______	60 days after filing pursuant to paragraph (a)
______	on [date] pursuant to paragraph (a)
______	75 days after filing pursuant to paragraph (a)(2)
______	on [date] pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:

______	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Goodyear, and State of Arizona, on the 20th day of June, 2017.

THE SARATOGA ADVANTAGE TRUST

By: /s/Bruce E. Ventimiglia                   President, CEO and Chairman of the Board of Trustees

Bruce E. Ventimiglia                             Title

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/Bruce E. Ventimiglia Bruce E. Ventimiglia	Trustee, Chairman of the Board, President and CEO (principal executive officer)	June 20, 2017
/s/Jonathan W. Ventimiglia Jonathan W. Ventimiglia	Chief Financial Officer & Treasurer (principal financial officer & principal accounting officer)	June 20, 2017
/s/ Patrick H. McCollough* Patrick H. McCollough	Trustee	June 20, 2017
/s/ Udo W. Koopmann* Udo W. Koopmann	Trustee	June 20, 2017
/s/ Floyd E. Seal* Floyd E. Seal	Trustee	June 20, 2017
/s/ Stephen H. Hamrick* Stephen H. Hamrick	Trustee	June 20, 2017

*By: /s/ Stuart M. Strauss

Stuart M. Strauss, Attorney-in-Fact

James Alpha Cayman Commodity Fund I Ltd., James Alpha Event Driven Cayman Fund Ltd., James Alpha Total Hedge Cayman Fund Ltd., James Alpha Relative Value Cayman Fund Ltd. and James Alpha Family Office Cayman Fund Ltd. (each, a “Subsidiary”) each certify that it has duly caused this registration statement of The Saratoga Advantage Trust, with respect only to information that specifically relates to such Subsidiary, to be signed on its behalf by the undersigned, duly authorized, in the city of Goodyear, and State of Arizona, on the 20th day of June, 2017.

JAMES ALPHA CAYMAN COMMODITY FUND I LTD.

James Alpha Event Driven Cayman Fund Ltd.

James Alpha Total Hedge Cayman Fund Ltd.

James Alpha Relative Value Cayman Fund Ltd.

JAMES ALPHA FAMILY OFFICE CAYMAN FUND LTD.

By: /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia

Director

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase